RENTAL INVENTORY, NET (Tables)	3 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of rental inventory

	Estimated life	June 30, 2025	June 30, 2025

Collapsible Containers	10 years	$460,000	$460,000
Actuators	10 years	237,676	237,676
Genny’s	10 years	50,484	50,484
		748,160	748,160
Accumulated Depreciation		(223,127)	(204,423)
Rental Inventory, net		$525,033	$543,737